Notes to the consolidated balance sheet - Trade Receivables and Other Current Assets and Receivables - Trade Receivables (Details) € in Thousands, $ in Millions					6 Months Ended
	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€)	May 22, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Trade receivables, tax receivables and other current assets
Trade receivables					€ 2,224
Average payment period for trade receivables					30 days	30 days
Licensing and collaboration agreement with CTTQ
Trade receivables, tax receivables and other current assets
Milestone payment received			€ 1,900	$ 2.1		$ 2.1
Amount received attributable to withholding taxes	€ 200	$ 0.2				0.1
Net amount | $						$ 2.0
Amount received on licensing arrangements	€ 1,700	$ 1.9
Reinvoicing of share of costs incurred included in trade receivables					€ 300
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements
Trade receivables, tax receivables and other current assets
Amount received on licensing arrangements					1,900
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables					2,023		€ 2,022
Between 3 and 6 months
Trade receivables, tax receivables and other current assets
Trade receivables					€ 2,224